Impairment (Tables)	12 Months Ended
Dec. 31, 2019
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Carrying Amount of Goodwill Allocated to Each of Cash Generating Units for Impairment Testing
The carrying amount of goodwill allocated to each of the CGUs for impairment testing is as follows:

(In millions of yen)

CGU	For the year ended December 31, 2017
LINE business and portal	16,767

Total	16,767

(In millions of yen)

CGU	For the year ended December 31, 2018
Core business
Core business	14,838
Strategic business
Friends business	740
Fintech business	1,075
E-commerce business	307
AI business	135

Total	17,095

(In millions of yen)

CGU	For the year ended December 31, 2019
Core business
Core business	14,789
Strategic business
Friends business	737
Fintech business	1,072
E-commerce business	919
AI business	134

Total	17,651

Significant Assumptions Used in value in Use Calculations
The significant assumptions used in the value in use calculations are as follows:

	2017		2018		2019
CGU	Pre-tax discount rate	Terminal growth rate	Pre-tax discount rate	Terminal growth rate	Pre-tax discount rate	Terminal growth rate
LINE business and portal CGU	10.3%	1.6%	—	—	—	—
Core business
Core business	—	—	11.6%	1.3%	10.8%	1.3%
Strategic business
Friends business	—	—	11.2%	2.3%	14.3%	2.3%
Fintech business	—	—	11.8%	1.6%	13.4%	1.3%
E-commerce business	—	—	11.0%	1.7%	13.6%	1.4%
AI business	—	—	11.5%	1.7%	12.3%	1.1%

Summary of significant assumptions used in calculation of recoverable amount	The significant assumptions used in the value in use calculations are as follows:

December 31, 2019
Pre-tax discount rate	9.9%-13.9%

Summary of carrying amounts of right-of-use assets and property and equipment
The carrying amounts of right-of-use assets and property and equipment in connection with Friends business as a Strategic business as of December 31, 2019 are as follows:

December 31, 2019
Right-of-used assets	13,074
Property and equipment	1,376

Total	14,450